Equity (Details Narrative) ₪ / shares in Units, $ in Thousands																				1 Months Ended	12 Months Ended
	Sep. 02, 2021 shares	Aug. 30, 2021 shares	Apr. 27, 2021 shares	Jan. 26, 2021 shares	Sep. 17, 2020 shares	Aug. 31, 2020 shares	Aug. 04, 2020 ILS (₪) shares	May 13, 2020 shares ₪ / shares	May 03, 2020 shares ₪ / shares	Jan. 09, 2020 shares ₪ / shares	Sep. 01, 2019 shares ₪ / shares	Jun. 23, 2019 ILS (₪) shares	Feb. 19, 2019 ILS (₪) shares	Feb. 19, 2019 USD ($) shares	Nov. 30, 2017 ILS (₪) shares	Nov. 28, 2016 ILS (₪) ₪ / shares shares	Nov. 09, 2016 ILS (₪) ₪ / shares shares	Nov. 03, 2016 ILS (₪) ₪ / shares shares	Sep. 27, 2016 ₪ / shares shares	Nov. 30, 2021 shares ₪ / shares	Dec. 31, 2021 ILS (₪) shares ₪ / shares	Dec. 31, 2020 ILS (₪) shares ₪ / shares	Dec. 31, 2019 ILS (₪) shares ₪ / shares	Sep. 30, 2021 shares	Apr. 23, 2021 shares	Dec. 31, 2018 shares	Sep. 04, 2018 ILS (₪)	Jun. 24, 2018 ILS (₪)	Dec. 31, 2016 ₪ / shares	Nov. 28, 2016 USD ($)	Nov. 09, 2016 USD ($)	Nov. 03, 2016 USD ($)
Reserve Quantities [Line Items]
Exercise prices of stock options | ₪ / shares																						₪ 20.28	₪ 1.91
Contractual life of share options																					4 years 10 months 9 days
Investments on initial closing date | ₪																					₪ 330,000
Number of shares issued, new shares															4,250,000						139,966
Number of options outstanding															2,125,000						2,257,753	1,199,791	6,634,183			75,000
Proceeds from issuance of shares | ₪															₪ 2,083,000
Number of options exercised																					10,103	280,000	75,000
Proceeds from options exercise | ₪																					₪ 8,498,000	₪ 833,000	₪ 3,883,000
Number of options granted																					1,201,426	54,000	7,584,183
Number of options exercisable																					1,413,615	5,252,203	4,076,992
Transferred consideration | ₪																					₪ 17,300,000						₪ 8,216,000	₪ 1,214
Numner of shares authorised																					1,000,000,000
Ordinary Share [Member]
Reserve Quantities [Line Items]
Number of options exercised									62,060
3 Directors [Member]
Reserve Quantities [Line Items]
Exercise prices of stock options | ₪ / shares										₪ 5.65
Number of options granted										54,000
Two Consultant [Member]
Reserve Quantities [Line Items]
Exercise prices of stock options | ₪ / shares									₪ 4
Number of options exercised									62,020
Former Employee [Member]
Reserve Quantities [Line Items]
Exercise prices of stock options | ₪ / shares								₪ 2.09
Number of options exercised								280,000
7 Institutional Investors [Member]
Reserve Quantities [Line Items]
Number of shares issued for invesment							9,257,820
Proceeds from investment received | ₪							₪ 38,200,000
Number of options exercised							8,332,038
Number of options exercisable							8,332,038
Employed [Member]
Reserve Quantities [Line Items]
Exercise prices of stock options | ₪ / shares																				₪ 18.38
Number of options exercised																				10,103
Institutional Investors [Member]
Reserve Quantities [Line Items]
Exercise prices of stock options | ₪ / shares																					₪ 19.58
Number of options exercised																					240,972
Chief Financial Officer (CFO) [Member]
Reserve Quantities [Line Items]
Contractual life of share options						4 years
[custom:SharesOutstandingOwedPercenrtage]						3.60%
Description of vesting requirements for share-based payment arrangement						vesting period of 15 quarters
Chief Financial Officer (CFO) and 26 Canndoc Employees [Member]
Reserve Quantities [Line Items]
Number of options granted				3,831,949
Chief Financial Officer (CFO) and Canndoc Employees [Member]
Reserve Quantities [Line Items]
[custom:SharesOutstandingOwedPercenrtage]		0.80%
Series 3 [Member]
Reserve Quantities [Line Items]
Percentge of number of options exercised												99.99%
Number of options exercised												885,415
Proceeds from options exercise | ₪												₪ 2,675,000
Options issued in 2017 [Member]
Reserve Quantities [Line Items]
Number of options exercised												2,125,000
Proceeds from options exercise | ₪												₪ 3,883,000
Top of range [member] | Chief Financial Officer (CFO) [Member]
Reserve Quantities [Line Items]
Number of options granted						4,303,356
Top of range [member] | Chief Financial Officer (CFO) and Canndoc Employees [Member]
Reserve Quantities [Line Items]
Number of options granted		340,170
4 Investors [Member]
Reserve Quantities [Line Items]
Number of shares issued, new shares													14,291,667	14,291,667
Proceeds from investment received													₪ 62,283,000	$ 17,150
Consultant [Member]
Reserve Quantities [Line Items]
Exercise prices of stock options | ₪ / shares											₪ 0.3736
Number of options exercised											557,050
Subversive Unitholders [Member]
Reserve Quantities [Line Items]
Number of shares issued, new shares																									15,650,280
Mr Alexander Rabinovich [Member]
Reserve Quantities [Line Items]
Number of options issued			224,756
Number of shares issued, new shares																								423,501
Number of options exercised	2,150,919
Two Investment Agreements [Member]
Reserve Quantities [Line Items]
Par value per share | ₪ / shares																	₪ 0.56				₪ 0.56
Investments on initial closing date																	₪ 6,750,000														$ 1,750
Number of shares issued for invesment																	12,053,571
Investment Agreements [Member] | Altshuler Shaham Mutual Fund Management Ltd. [Member]
Reserve Quantities [Line Items]
Par value per share | ₪ / shares																₪ 0.56		₪ 0.56			0.56								₪ 0.56
Investments on initial closing date																₪ 1,500,000		₪ 3,900,000												$ 392		$ 1,008
Number of shares issued for invesment																2,678,571		6,964,286
Investment Agreements [Member] | Altshuler Shaham Mutual Fund Management Ltd. [Member] | Top of range [member]
Reserve Quantities [Line Items]
Par value per share | ₪ / shares																					₪ 0.3								₪ 0.3
Bamot [Member]
Reserve Quantities [Line Items]
Number of shares acquired																			240,203
Par value per share | ₪ / shares																			₪ 0.01
Number of shares issued for acquisiiton of shares																			5,500,000
Number of options issued																			1,000,000
Exercise prices of stock options | ₪ / shares											₪ 1								₪ 1
Contractual life of share options																			3 years
Number of options exercised											1,000,000
Cannolam [Member]
Reserve Quantities [Line Items]
Number of shares issued for acquisiiton of shares					1,788,962